Summary of Significant Accounting Policies (Details) - USD ($)		2 Months Ended	6 Months Ended
	Mar. 02, 2021	Mar. 02, 2021	Jun. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Cash	$ 345,000,000	$ 345,000,000	$ 1,100,000	$ 200,000
Federal depository insurance corporation	250,000	250,000	250,000
Offering costs	19,410,945
Deferred underwriting discount	12,075,000		12,075,000
Other offering costs	435,945		499,651
Offering costs			18,653,960
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs			19,474,651
Underwriting concept			6,900,000
Deferred underwriting discount	$ 12,075,000	12,075,000
Other offering costs		$ 435,945
Public and Private Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs			$ 820,691